UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

DIVIDEND STRATEGY PORTFOLIO

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 7.8%
Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	7,900	$601,111

Household Durables - 0.5%
Leggett & Platt Inc.	8,280	202,860

Leisure Equipment & Products - 0.6%
Mattel Inc.	10,398	259,222

Media - 2.8%
Comcast Corp., Special Class A Shares	15,010	348,532
Reed Elsevier PLC	20,740	179,664
Time Warner Inc.	18,330	654,381

Total Media		1,182,577

Specialty Retail - 2.5%
Gap Inc.	9,440	213,910
Home Depot Inc.	22,840	846,451

Total Specialty Retail		1,060,361

TOTAL CONSUMER DISCRETIONARY		3,306,131

CONSUMER STAPLES - 13.2%
Beverages - 2.4%
Coca-Cola Co.	10,200	676,770
PepsiCo Inc.	5,600	360,696

Total Beverages		1,037,466

Food & Staples Retailing - 2.9%
Safeway Inc.	23,380	550,365
Wal-Mart Stores Inc.	12,930	673,007

Total Food & Staples Retailing		1,223,372

Food Products - 4.1%
General Mills Inc.	9,500	347,225
H.J. Heinz Co.	17,490	853,861
Unilever PLC, ADR	16,861	516,284

Total Food Products		1,717,370

Household Products - 3.8%
Kimberly-Clark Corp.	8,100	528,687
Procter & Gamble Co.	17,710	1,090,936

Total Household Products		1,619,623

TOTAL CONSUMER STAPLES		5,597,831

ENERGY - 13.1%
Energy Equipment & Services - 3.1%
Baker Hughes Inc.	6,100	447,923
Diamond Offshore Drilling Inc.	2,000	155,400
Halliburton Co.	6,340	315,985
Schlumberger Ltd.	4,430	413,142

Total Energy Equipment & Services		1,332,450

Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	7,544	810,452
ConocoPhillips	3,590	286,698
Exxon Mobil Corp.	19,662	1,654,164
Southern Union Co.	23,660	677,149
Spectra Energy Corp.	14,500	394,110
Total SA, ADR	7,000	426,790

Total Oil, Gas & Consumable Fuels		4,249,363

TOTAL ENERGY		5,581,813

FINANCIALS - 15.8%
Capital Markets - 2.8%
BlackRock Inc.	2,180	438,202
Franklin Resources Inc.	2,230	278,928
Morgan Stanley	17,100	467,172

Total Capital Markets		1,184,302

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Commercial Banks - 1.5%
KeyCorp	23,330	$207,170
U.S. Bancorp	15,750	416,273

Total Commercial Banks		623,443

Diversified Financial Services - 3.2%
Bank of America Corp.	14,400	191,952
JPMorgan Chase & Co.	25,047	1,154,667

Total Diversified Financial Services		1,346,619

Insurance - 4.1%
Allied World Assurance Co. Holdings Ltd.	6,010	376,767
Chubb Corp.	7,362	451,364
Travelers Cos. Inc.	15,380	914,802

Total Insurance		1,742,933

Real Estate Investment Trusts (REITs) - 4.2%
Annaly Capital Management Inc.	20,500	357,725
AvalonBay Communities Inc.	2,390	286,991
Boston Properties Inc.	2,780	263,683
Chimera Investment Corp.	60,000	237,600
Simon Property Group Inc.	2,268	243,039
Weyerhaeuser Co.	16,528	406,589

Total Real Estate Investment Trusts (REITs)		1,795,627

TOTAL FINANCIALS		6,692,924

HEALTH CARE - 8.9%
Health Care Equipment & Supplies - 0.8%
Baxter International Inc.	6,532	351,225

Pharmaceuticals - 8.1%
Abbott Laboratories	8,000	392,400
Bristol-Myers Squibb Co.	17,000	449,310
GlaxoSmithKline PLC, ADR	5,810	223,162
Johnson & Johnson	18,660	1,105,605
Merck & Co. Inc.	15,860	523,539
Novartis AG, ADR	10,560	573,936
Roche Holding AG, ADR	4,900	176,155

Total Pharmaceuticals		3,444,107

TOTAL HEALTH CARE		3,795,332

INDUSTRIALS - 15.6%
Aerospace & Defense - 5.8%
Boeing Co.	2,610	192,957
Honeywell International Inc.	17,702	1,056,986
Huntington Ingalls Industries Inc.	975	40,463	*
Lockheed Martin Corp.	5,000	402,000
Northrop Grumman Corp.	5,850	366,854
Raytheon Co.	8,300	422,221

Total Aerospace & Defense		2,481,481

Air Freight & Logistics - 0.6%
United Parcel Service Inc., Class B Shares	3,200	237,824

Building Products - 0.1%
Masco Corp.	3,570	49,694

Commercial Services & Supplies - 2.1%
Waste Management Inc.	23,300	870,022

Electrical Equipment - 1.6%
Emerson Electric Co.	11,722	684,917

Industrial Conglomerates - 2.9%
3M Co.	4,110	384,285
General Electric Co.	27,500	551,375
United Technologies Corp.	3,500	296,275

Total Industrial Conglomerates		1,231,935

Machinery - 2.5%
Deere & Co.	5,450	528,051
Dover Corp.	3,980	261,645

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
Machinery - 25% (continued)
Parker Hannifin Corp.	2,980	$282,146

Total Machinery		1,071,842

TOTAL INDUSTRIALS		6,627,715

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 1.0%
Telefonaktiebolaget LM Ericsson, ADR	32,190	413,964

IT Services - 3.2%
Automatic Data Processing Inc.	14,000	718,340
International Business Machines Corp.	3,930	640,865

Total IT Services		1,359,205

Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials Inc.	33,080	516,710
Intel Corp.	20,800	419,536
Linear Technology Corp.	14,510	487,971
Microchip Technology Inc.	21,860	830,898
Texas Instruments Inc.	16,710	577,498

Total Semiconductors & Semiconductor Equipment		2,832,613

Software - 2.9%
Microsoft Corp.	49,381	1,252,302

TOTAL INFORMATION TECHNOLOGY		5,858,084

MATERIALS - 4.8%
Chemicals - 2.9%
Air Products & Chemicals Inc.	2,500	225,450
E.I. du Pont de Nemours & Co.	8,000	439,760
PPG Industries Inc.	5,800	552,218

Total Chemicals		1,217,428

Metals & Mining - 1.9%
BHP Billiton Ltd., ADR	2,170	208,060
Nucor Corp.	6,590	303,272
United States Steel Corp.	5,560	299,906

Total Metals & Mining		811,238

TOTAL MATERIALS		2,028,666

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 3.6%
AT&T Inc.	30,600	936,360
Verizon Communications Inc.	9,500	366,130
Windstream Corp.	16,500	212,355

Total Diversified Telecommunication Services		1,514,845

Wireless Telecommunication Services - 1.8%
Vodafone Group PLC, ADR	26,737	768,689

TOTAL TELECOMMUNICATION SERVICES		2,283,534

UTILITIES - 0.6%
Electric Utilities - 0.6%
American Electric Power Co. Inc.	860	30,220
NextEra Energy Inc.	4,500	248,040

TOTAL UTILITIES		278,260

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $31,487,377)		42,050,290

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.6%
Repurchase Agreements - 0.6%
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with RBS Securities Inc.; Proceeds at maturity - $58,000; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/21; Market value -$59,161)	0.110%	4/1/11	58,000	58,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $179,001; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $182,580)	0.110%	4/1/11	$179,000	$179,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $237,000)				237,000

TOTAL INVESTMENTS - 99.6% (Cost - $31,724,377#)				42,287,290
Other Assets in Excess of Liabilities - 0.4%				166,625

TOTAL NET ASSETS - 100.0%				$42,453,915

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Dividend Strategy Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$42,050,290	—	—	$42,050,290
Short-term investments†	—	$237,000	—	237,000

Total investments	$42,050,290	$237,000	—	$42,287,290

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,202,384
Gross unrealized depreciation	(639,471)

Net unrealized appreciation	$10,562,913

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 24, 2011